SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 41 – SUBSEQUENT EVENTS

41.1 - Dividend Payment

In January 2025, the Company paid interim dividends in the amount of R$2,201,690, referring to the advance allocation of the result for the year 2024, as follows:

•R$ 2.430751379 per class A preferred share;

•R$ 1.823063534 per class B preferred share; and

•R$ 0.862972093 per common share and golden share.

41.2 - Equity transaction with CELG DE PARTICIPAÇÕES - CELGPAR

In February 2025, the company completed an equity transaction involving its interests in two special purpose entities: Vale do São Bartolomeu Transmissora de Energia SA (VSB) and Lago Azul Transmissão SA (LAZ). This transaction included acquiring a 10% stake in VSB from CELGPAR and selling a 49.9% stake in LAZ to CELGPAR. As a result, Eletrobras now holds a 100% ownership stake in VSB, consolidating its control over the company, while CELGPAR holds a significant stake in LAZ.

41.3 – Federal Public Administration Mediation and Conciliation Chamber - CCAF

On March 26, 2025, the Conciliation Agreement was signed with the Federal Government, as a result of the mediation that took place at the CCAF, which is subject to two precedent conditions: full approval of its terms by the General Meeting of Shareholders of Eletrobras and the ratification of the Agreement by the Federal Supreme Court (STF).

The Conciliation Agreement was signed between the respective parties, but its effectiveness is subject to (i) the execution of an immediate suspension and conditional termination of the Investment Agreement entered into on April 22, 2022 between the Company and ENBPar, as provided for in this material fact; (ii) approval of the terms and conditions of the Conciliation Agreement, and of the amendments to the Company’s bylaws as to its governance rules, by the Company’s shareholders, gathered at an extraordinary general meeting to be called in due course, in which the Federal Government and the shareholders related to it shall abstain from voting; and (iii) approval of the Conciliation Agreement by the Federal Supreme Court in the proceedings of ADI No. 7,385.

If the conditions of effectiveness (ii) and (iii) set forth above have not been met in time for the call of the Annual General Meeting of Eletrobras to be held in April 2025, the parties will make their best efforts to ensure that the current Board of Directors of Eletrobras:

A list that will be presented to the shareholders for the election of the new composition of the board of directors, to be held at the meeting, may include 3 candidates nominated by the Federal Government, of which 1 will be appointed by the Federal Government to have his term of office automatically terminated if any of the conditions for the execution of the Conciliation Agreement are not met.

They may present, for deliberation at the same meeting, 1 candidate and respective alternate to the fiscal council, also appointed by the Union.

The Investment Agreement entered into on April 22, 2022 between the Company and ENBPar, related to certain aspects related to Eletronuclear S.A., in particular the financing of the Angra 3 Nuclear Power Plant, was immediately suspended after the execution of the Conciliation Agreement. In case of non-implementation of any of the conditions precedent of the Conciliation Agreement, the Investment Agreement will no longer be suspended.

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The Investment Agreement referred to in the previous item will be terminated if and when there is a decision by the competent bodies determining the resumption of construction of the Angra 3 Nuclear Power Plant.

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There will be no remaining obligations for new contributions, in any capacity, by the Company as a shareholder of Eletronuclear S.A. or for granting new guarantees in its favor, for any purpose, except as provided below.

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The interested parties will request the Banco Nacional de Desenvolvimento Econômico e Social (BNDES) to structure a new and comprehensive model for the project to complete the construction of the Angra 3 Nuclear Power Plant, and for this purpose, a new and independent extrajudicial mediation process must be established within the scope of the Mediation and Conciliation Chamber of the Federal Public Administration (CCAF), with this specific purpose, which will include the participation of all public and private bodies and entities involved and will observe art. 36, § 4º of Law No. 13.140, of June 26, 2015, with regard to the consent of the Rapporteur Minister of the Federal Court of Auditors.

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The parties undertake, for the new rounds of negotiations referred to in the previous item, to comply with the premises set forth in art. 10, § 3 of Law No. 14,120, of March 1, 2021, in order to cumulatively meet the economic and financial viability of the project and its financing under market conditions, observing the principles of reasonableness and tariff affordability, after hearing the Empresa de Pesquisa Energética (EPE) in relation to the impact on the consumer.

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The option for the new extrajudicial mediation procedure is the result of an autonomous decision by the parties, and will not be considered related to or prevent the approval of the Conciliation Agreement resulting from the current extrajudicial mediation procedure by the Federal Supreme Court in the proceedings of ADI No. 7,385.

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The Federal Government will make efforts to support the Company in a possible divestment process for the sale of its shareholding in Eletronuclear S.A., by seeking a new shareholder who can assume, under terms to be agreed upon in due course, the obligations of the Investment Agreement referred to above.

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The Eletronuclear S.A will issue debentures with a total nominal value of R$2.4 billion reais, to be subscribed by Eletrobras, with restricted use for financing the project to extend the useful life of the Angra 1 Nuclear Power Plant, the issuance of the respective series of which will observe the needs arising from the physical and financial schedule of this project.

•	The debentures referred to above will have the following conditions:

•Total term of 10 years

•4- year grace period from each issue

•	The Cost of National Treasury Notes Series B – NTN-B, plus interest, to be agreed upon, exclusively in relation to any installments that may be in default

With the exception of installments eventually due after their grace period, the debentures referred to above will be mandatorily convertible into shares of Eletronuclear S.A., if the following conditions are met cumulatively: o Reduction of the Sum of Personnel, Material, Third-Party Services and Other Expenses – PMSO of Eletronuclear S.A. up to the regulatory level defined by the National Electric Energy Agency – ANEEL, with a decreasing trajectory and defined until the end of the grace period of the debentures. o The assessment of compliance with the regulatory PMSO must observe the occurrence of situations that constitute unforeseeable circumstances or force majeure and cannot consider any expenses:

•	exclusively related to the construction and operation project of the Angra 3 Nuclear Power Plant; or
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arising from the aforementioned PMSO adjustment process. o Obtaining additional resources for the full financing of the project to extend the useful life of the Angra 1 Nuclear Power Plant, if necessary, for which the receivables related to this Plant will be given as collateral. o Deliberation by the competent bodies determining the resumption of construction of the Angra 3 Nuclear Power Plant, taking into account the completion of new studies by BNDES and the conclusion of the new extrajudicial mediation procedure, with the Federal Government and/or ENBPar providing their contributions to the financing of this project exclusively through capital or granting of guarantees, respecting at least the amount necessary to prevent the increase in Eletrobras’ relative share in the total share capital of Eletronuclear S.A. due to the conversion of debentures into shares, also observing the amounts resulting from the capitalization provided for in the item below. o Capitalization of loans or advances for future capital increase outstanding granted by the Federal Government and/or ENBPar in favor of Eletronuclear S.A. for any reason.

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Of the total debentures referred to above, the amount of R$500 million will not be converted into shares of Eletronuclear S.A., in the event that there is consensus between the parties regarding the modeling for the project to conclude the construction of the Angra 3 Nuclear Power Plant within the scope of the Mediation and Conciliation Chamber of the Federal Public Administration (CCAF) to be established for this specific purpose.

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Termination of the investment agreement will not result in any change, novation or modification of any nature in the guarantees previously provided by the Company in the financing contracted in favor of Eletronuclear S.A. prior to the privatization of Eletrobras.

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The receivables from the Angra 1 Nuclear Power Plant, in the amount not committed to the contracting of financing, if necessary, for the full completion of the project to extend the useful life of the aforementioned Angra 1 Nuclear Power Plant, will be given as collateral for the financing obtained prior to the privatization of the Company to enable the completion of the construction of the Angra 3 Nuclear Power Plant.

The Company will not object to future capital increases of Eletronuclear S.A. by the Federal Government directly or indirectly, and in any case, corporate legislation will be observed, in particular Law No. 6,404 of December 15, 1976 (Corporation Law), and its provisions protecting the rights of minority shareholders.

41.4 – Delisting of shares

In March 2025, the Board of Directors of BME – Bolsa y Mercados Españoles Sistemas de Negociación SA, approved the request for delisting of Eletrobras ‘ shares from the Latin American Securities Market (Latibex), therefore, the Company is no longer listed on said trading environment. The Company’s shares continue to be traded on B3 SA – Brasil, Bolsa, Balcão and on the New York Stock Exchange - NYSE.

41.5 – Establishment of EletrobrasPREV

In March 2025, Previc authorized the creation of a new closed supplementary pension entity – EletrobrasPrev (Private Pension Foundation). The decision was published in the Official Gazette of the Union this Tuesday (12/3) through PREVIC Ordinance No. 225/2025.